UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

EA Series Trust
(Exact name of registrant as specified in charter)

19 E. Eagle Road
Havertown, PA 19083
(Address of principal executive offices) (Zip code)

19 E. Eagle Road
Havertown, PA 19083
(Name and address of agent for service)

(215) 330-4476
Registrant’s telephone number, including area code

Date of fiscal year end: May 31, 2025

Date of reporting period: November 30, 2024

Item 1. Report to Stockholders.

Sparkline Intangible Value ETF Ticker: ITAN Listed on: NYSE Arca, Inc.	November 30, 2024 Semi-Annual Shareholder Report https://etf.sparklinecapital.com/itan/

This semi-annual shareholder report contains important information about the Sparkline Intangible Value ETF (the “Fund”) for the period of June 1, 2024 to November 30, 2024 (the “Period). You can find additional information about the Fund at https://etf.sparklinecapital.com/itan/. You can also request this information by contacting us at (215) 330-4476.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$27	0.50%

KEY FUND STATISTICS (as of Period End)
Net Assets	$37,765,273	Portfolio Turnover Rate*	13%
# of Portfolio Holdings	153	Advisory Fees Paid	$91,829
*Excludes impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Information Technology	28.9%
Communication Services	17.4%
Industrials	16.3%
Consumer Discretionary	13.2%
Health Care	13.0%
Financials	6.8%
Consumer Staples	2.3%
Materials	1.2%
Real Estate	0.4%
Energy	0.2%
Cash & Cash Equivalents	0.3%

TOP 10 HOLDINGS (as a % of Net Assets)
Amazon.com, Inc.	4.7%
Meta Platforms, Inc. - Class A	2.9%
Oracle Corp.	2.2%
Salesforce, Inc.	2.1%
Alphabet, Inc. - Class C	2.0%
Alphabet, Inc. - Class A	2.0%
International Business Machines Corp.	1.8%
Cisco Systems, Inc.	1.8%
AT&T, Inc.	1.6%
Wells Fargo & Co.	1.6%

Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://etf.sparklinecapital.com/itan/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Semi-Annual Shareholder Report: November 30, 2024

Sparkline International Intangible Value ETF Ticker: DTAN Listed on: NYSE Arca, Inc.	November 30, 2024 Semi-Annual Shareholder Report etf.sparklinecapital.com/dtan/

This semi-annual shareholder report contains important information about the Sparkline International Intangible Value ETF (the “Fund”) for the period of September 9, 2024 to November 30, 2024 (the “Period). You can find additional information about the Fund at etf.sparklinecapital.com/dtan/. You can also request this information by contacting us at (215) 330-4476.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$12	0.55%

KEY FUND STATISTICS (as of Period End)
Net Assets	$2,740,005	Portfolio Turnover Rate*	8%
# of Portfolio Holdings	127	Advisory Fees Paid	$3,130
*Excludes impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Health Care	21.8%
Information Technology	21.1%
Consumer Discretionary	20.7%
Industrials	18.2%
Materials	6.4%
Communication Services	3.6%
Consumer Staples	3.3%
Energy	2.3%
Financials	2.2%
Cash & Cash Equivalents	0.4%

TOP 10 HOLDINGS (as a % of Net Assets)
SAP SE	3.1%
Roche Holding AG	3.0%
Novartis AG	2.9%
Siemens AG	2.5%
Toyota Motor Corp.	2.5%
Sony Group Corp.	2.4%
Hitachi Ltd	2.4%
AstraZeneca PLC	2.4%
Shell PLC	2.3%
Sanofi SA	2.2%

TOP 10 COUNTRY WEIGHTING (as a % of Net Assets)
Germany	19.4%
Japan	18.0%
United Kingdom	14.9%
France	13.5%
Switzerland	7.8%
Canada	6.0%
Sweden	5.4%
Netherlands	4.1%
Australia	2.2%
Finland	1.8%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit etf.sparklinecapital.com/dtan/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Semi-Annual Shareholder Report: November 30, 2024

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)

The accompanying notes are an integral part of these financial statements.

SPARKLINE INTANGIBLE VALUE ETF
SCHEDULE OF INVESTMENTS
November 30, 2024 (Unaudited)

COMMON STOCKS - 99.7%	Shares	Value
Aerospace & Defense - 5.1%
Boeing Co. (a)	2,595	$403,367
General Dynamics Corp.	835	237,148
L3Harris Technologies, Inc.	1,071	263,734
Lockheed Martin Corp.	262	138,705
Northrop Grumman Corp.	660	323,169
RTX Corp.	3,749	456,741
Textron, Inc.	1,312	112,347
		1,935,211

Agricultural & Farm Machinery - 0.2%
AGCO Corp.	784	79,349

Air Freight & Logistics - 0.9%
FedEx Corp.	1,103	333,845

Alternative Carriers - 0.3%
Lumen Technologies, Inc. (a)	15,667	114,996

Apparel Retail - 0.6%
Abercrombie & Fitch Co. - Class A (a)	748	111,968
Gap, Inc.	4,054	98,310
		210,278

Apparel, Accessories & Luxury Goods - 0.7%
Tapestry, Inc.	2,529	157,506
Under Armour, Inc. - Class A (a)	9,336	90,653
		248,159

Application Software - 5.7%
Autodesk, Inc. (a)	770	224,763
Box, Inc. - Class A (a)	2,833	99,410
DocuSign, Inc. (a)	2,421	192,930
Dropbox, Inc. - Class A (a)	5,034	139,240
Nutanix, Inc. - Class A (a)	2,563	167,313
Salesforce, Inc.	2,360	778,776
Unity Software, Inc. (a)	4,974	119,923
Workday, Inc. - Class A (a)	952	237,990
Zoom Communications, Inc. - Class A (a)	2,398	198,291
		2,158,636

The accompanying notes are an integral part of these financial statements.

SPARKLINE INTANGIBLE VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2024 (Unaudited)

COMMON STOCKS - 99.7% (CONTINUED)	Shares	Value
Asset Management & Custody Banks - 0.2%
Invesco Ltd.	5,140	$92,983

Automobile Manufacturers - 2.0%
Ford Motor Co.	27,810	309,525
General Motors Co.	6,520	362,447
Rivian Automotive, Inc. - Class A (a)	8,372	102,390
		774,362

Automotive Parts & Equipment - 0.2%
BorgWarner, Inc.	2,414	82,848

Automotive Retail - 0.6%
Carvana Co. (a)	878	228,649

Biotechnology - 1.8%
Biogen, Inc. (a)	945	151,795
Exact Sciences Corp. (a)	2,633	163,457
Gilead Sciences, Inc.	3,753	347,453
		662,705

Brewers - 0.3%
Molson Coors Beverage Co. - Class B	1,853	114,997

Broadcasting - 0.3%
Paramount Global - Class B	9,569	103,824

Broadline Retail - 5.8%
Amazon.com, Inc. (a)	8,549	1,777,252
eBay, Inc.	4,000	253,160
Etsy, Inc. (a)	2,021	110,872
Macy's, Inc.	4,047	65,723
		2,207,007

Building Products - 0.7%
Johnson Controls International PLC	3,015	252,838

Cable & Satellite - 1.7%
Charter Communications, Inc. - Class A (a)	668	265,173
Comcast Corp. - Class A	9,123	394,022
		659,195

The accompanying notes are an integral part of these financial statements.

SPARKLINE INTANGIBLE VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2024 (Unaudited)

COMMON STOCKS - 99.7% (CONTINUED)	Shares	Value
Communications Equipment - 3.0%
Ciena Corp. (a)	2,144	$149,480
Cisco Systems, Inc.	11,321	670,316
F5, Inc. (a)	697	174,494
Juniper Networks, Inc.	4,147	148,960
		1,143,250

Computer & Electronics Retail - 0.5%
Best Buy Co., Inc.	1,906	171,540

Construction & Engineering - 0.4%
AECOM	1,415	165,513

Construction Machinery & Heavy Transportation Equipment - 0.9%
Cummins, Inc.	867	325,160

Consumer Finance - 1.5%
Ally Financial, Inc.	3,345	133,733
Capital One Financial Corp.	2,206	423,574
		557,307

Consumer Staples Merchandise Retail - 0.9%
Target Corp.	2,495	330,113

Data Processing & Outsourced Services - 0.3%
Genpact Ltd.	2,321	107,137

Diversified Banks - 1.6%
Wells Fargo & Co.	7,813	595,116

Drug Retail - 0.3%
Walgreens Boots Alliance, Inc.	12,015	108,375

Electrical Components & Equipment - 0.6%
Rockwell Automation, Inc.	589	173,838
Sunrun, Inc. (a)	4,976	57,373
		231,211

Electronic Components - 0.6%
Corning, Inc.	4,695	228,506

The accompanying notes are an integral part of these financial statements.

SPARKLINE INTANGIBLE VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2024 (Unaudited)

COMMON STOCKS - 99.7% (CONTINUED)	Shares	Value
Electronic Equipment & Instruments - 0.9%
Trimble, Inc. (a)	2,237	$163,234
Zebra Technologies Corp. - Class A (a)	434	176,638
		339,872

Electronic Manufacturing Services - 0.9%
Jabil, Inc.	1,070	145,338
TE Connectivity PLC	1,389	209,906
		355,244

Food Retail - 0.8%
Albertsons Cos., Inc. - Class A	5,911	117,333
Kroger Co.	3,226	197,044
		314,377

Health Care Distributors - 0.5%
Cardinal Health, Inc.	1,584	193,628

Health Care Equipment - 2.6%
Baxter International, Inc.	5,123	172,696
Becton Dickinson & Co.	1,134	251,635
Masimo Corp. (a)	602	103,869
Medtronic PLC	5,038	435,989
		964,189

Health Care Services - 2.2%
CVS Health Corp.	6,220	372,267
DaVita, Inc. (a)	859	142,740
Labcorp Holdings, Inc.	687	165,677
Quest Diagnostics, Inc.	1,003	163,148
		843,832

Health Care Supplies - 0.1%
Dentsply Sirona, Inc.	2,750	54,037

Homefurnishing Retail - 0.3%
Wayfair, Inc. - Class A (a)	2,464	113,935

Hotels, Resorts & Cruise Lines - 0.6%
Expedia Group, Inc. (a)	1,202	221,913
The accompanying notes are an integral part of these financial statements.

SPARKLINE INTANGIBLE VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2024 (Unaudited)

COMMON STOCKS - 99.7% (CONTINUED)	Shares	Value

Household Appliances - 0.3%
Whirlpool Corp.	910	$101,392

Human Resource & Employment Services - 0.2%
Robert Half, Inc.	1,102	82,220

Industrial Conglomerates - 2.1%
3M Co.	2,542	339,433
Honeywell International, Inc.	1,958	456,077
		795,510

Industrial Machinery & Supplies & Components - 0.5%
Flowserve Corp.	1,471	89,760
Stanley Black & Decker, Inc.	1,250	111,813
		201,573

Integrated Telecommunication Services - 3.0%
AT&T, Inc.	26,250	607,950
Verizon Communications, Inc.	11,865	526,094
		1,134,044

Interactive Home Entertainment - 0.5%
Electronic Arts, Inc.	1,220	199,677

Interactive Media & Services - 7.6%
Alphabet, Inc. - Class A	4,402	743,718
Alphabet, Inc. - Class C	4,364	744,018
Match Group, Inc. (a)	2,876	94,160
Meta Platforms, Inc. - Class A	1,893	1,087,188
Snap, Inc. - Class A (a)	17,204	203,179
		2,872,263

Internet Services & Infrastructure - 1.3%
Akamai Technologies, Inc. (a)	1,360	127,867
Okta, Inc. (a)	2,100	162,876
Twilio, Inc. - Class A (a)	1,833	191,622
		482,365

IT Consulting & Other Services - 4.4%
Accenture PLC - Class A	1,631	591,025
The accompanying notes are an integral part of these financial statements.

SPARKLINE INTANGIBLE VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2024 (Unaudited)

COMMON STOCKS - 99.7% (CONTINUED)	Shares	Value
Amdocs Ltd.	1,026	88,975
IT Consulting & Other Services - 4.4% (Continued)
Cognizant Technology Solutions Corp. - Class A	3,655	$294,191
International Business Machines Corp.	3,016	685,869
		1,660,060

Leisure Products - 0.5%
Hasbro, Inc.	1,533	99,875
Mattel, Inc. (a)	4,843	92,114
		191,989

Life & Health Insurance - 0.5%
Prudential Financial, Inc.	1,587	205,374

Life Sciences Tools & Services - 1.2%
Bio-Rad Laboratories, Inc. - Class A (a)	279	95,008
Illumina, Inc. (a)	1,405	202,530
IQVIA Holdings, Inc. (a)	820	164,689
		462,227

Managed Health Care - 1.1%
Centene Corp. (a)	3,484	209,040
Humana, Inc.	696	206,280
		415,320

Motorcycle Manufacturers - 0.2%
Harley-Davidson, Inc.	2,266	76,206

Movies & Entertainment - 2.2%
Roku, Inc. (a)	1,967	135,782
Walt Disney Co.	4,018	471,995
Warner Bros Discovery, Inc. (a)	20,361	213,383
		821,160

Oil & Gas Equipment & Services - 0.2%
NOV, Inc.	5,211	83,480

Paper & Plastic Packaging Products & Materials - 0.4%
International Paper Co.	2,258	132,838

Passenger Airlines - 2.0%
Alaska Air Group, Inc. (a)	1,743	91,682
The accompanying notes are an integral part of these financial statements.

SPARKLINE INTANGIBLE VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2024 (Unaudited)

COMMON STOCKS - 99.7% (CONTINUED)	Shares	Value
American Airlines Group, Inc. (a)	10,209	148,234
Passenger Airlines - 2.0% (Continued)
Delta Air Lines, Inc.	3,500	$223,370
United Airlines Holdings, Inc. (a)	2,943	284,971
		748,257

Passenger Ground Transportation - 0.4%
Lyft, Inc. - Class A (a)	7,898	137,109

Pharmaceuticals - 3.5%
Bristol-Myers Squibb Co.	6,632	392,747
Elanco Animal Health, Inc. (a)	7,856	103,778
Jazz Pharmaceuticals PLC (a)	930	113,079
Pfizer, Inc.	19,470	510,308
Viatris, Inc.	14,335	187,645
		1,307,557

Property & Casualty Insurance - 1.0%
Allstate Corp.	1,382	286,613
First American Financial Corp.	1,449	101,647
		388,260

Publishing - 0.3%
News Corp. - Class A	4,308	126,440

Real Estate Services - 0.4%
Jones Lang LaSalle, Inc. (a)	523	146,754

Research & Consulting Services - 2.0%
Booz Allen Hamilton Holding Corp.	1,029	152,477
CACI International, Inc. - Class A (a)	285	131,066
Jacobs Solutions, Inc.	1,125	158,884
Leidos Holdings, Inc.	1,057	174,828
TransUnion	1,255	127,382
		744,637

Restaurants - 0.7%
DoorDash, Inc. - Class A (a)	1,515	273,427

Semiconductors - 4.0%
Intel Corp.	19,128	460,028
NXP Semiconductors NV	1,113	255,289
The accompanying notes are an integral part of these financial statements.

SPARKLINE INTANGIBLE VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2024 (Unaudited)

COMMON STOCKS - 99.7% (CONTINUED)	Shares	Value
Qorvo, Inc. (a)	1,142	78,855
Semiconductors - 4.0% (Continued)
Qualcomm, Inc.	3,649	$578,476
Skyworks Solutions, Inc.	1,434	125,604
		1,498,252

Specialized Consumer Services - 0.2%
H&R Block, Inc.	1,349	79,969

Specialty Chemicals - 0.8%
DuPont de Nemours, Inc.	2,007	167,765
Eastman Chemical Co.	1,272	133,204
		300,969

Systems Software - 3.9%
Oracle Corp.	4,584	847,307
Palo Alto Networks, Inc. (a)	834	323,442
UiPath, Inc. - Class A (a)	6,621	94,084
Zscaler, Inc. (a)	919	189,856
		1,454,689

Technology Distributors - 0.2%
Arrow Electronics, Inc. (a)	755	90,721

Technology Hardware, Storage & Peripherals - 4.0%
Dell Technologies, Inc. - Class C	3,097	395,146
Hewlett Packard Enterprise Co.	10,890	231,086
HP, Inc.	7,368	261,048
NetApp, Inc.	1,894	232,280
Pure Storage, Inc. - Class A (a)	2,958	156,745
Western Digital Corp. (a)	3,187	232,619
		1,508,924

Transaction & Payment Processing Services - 2.0%
Block, Inc. (a)	3,834	339,501
PayPal Holdings, Inc. (a)	4,746	411,810
		751,311

Wireless Telecommunication Services - 1.5%
T-Mobile US, Inc.	2,225	549,442
TOTAL COMMON STOCKS (Cost $30,983,878)		37,648,553

The accompanying notes are an integral part of these financial statements.

SPARKLINE INTANGIBLE VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2024 (Unaudited)

SHORT-TERM INVESTMENTS - 0.2%	Shares	Value
Money Market Funds - 0.2%
First American Government Obligations Fund - Class X, 4.56% (b)	74,754	$74,754
TOTAL SHORT-TERM INVESTMENTS (Cost $74,754)		74,754

TOTAL INVESTMENTS - 99.9% (Cost $31,058,632)		$37,723,307
Other Assets in Excess of Liabilities - 0.1%		41,966
TOTAL NET ASSETS - 100.0%		$37,765,273

Percentages are stated as a percent of net assets.

NV - Naamloze Vennootschap
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of November 30, 2024.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of these financial statements.

SPARKLINE INTERNATIONAL INTANGIBLE VALUE ETF
SCHEDULE OF INVESTMENTS
November 30, 2024 (Unaudited)

COMMON STOCKS - 99.6%	Shares	Value
Australia - 2.2%
Ansell Ltd.	341	$7,375
Atlassian Corp. - Class A (a)	170	44,809
Worley Ltd.	929	8,404
		60,588

Austria - 0.5%
ams-OSRAM AG (a)	574	3,697
Andritz AG	187	10,454
		14,151

Belgium - 1.2%
Solvay SA	283	9,782
UCB SA	121	23,700
		33,482

Canada - 6.0%
Bausch Health Cos., Inc. (a)	1,108	9,274
BlackBerry Ltd. (a)	3,495	9,186
Bombardier, Inc. - Class B (a)	210	14,515
BRP, Inc.	185	9,037
Canadian Tire Corp. Ltd. - Class A	99	10,916
CGI, Inc.	174	19,696
Empire Co. Ltd.	338	10,135
Kinaxis, Inc. (a)	78	10,221
Open Text Corp.	506	15,398
Shopify, Inc. - Class A (a)	485	56,066
		164,444

China - 0.7%
Lenovo Group Ltd.	17,354	20,321

Denmark - 0.7%
Bavarian Nordic AS (a)	231	6,330
Pandora AS	88	14,172
		20,502

Finland - 1.8%
Konecranes Oyj	134	9,070
Nokia Oyj	5,787	24,336
TietoEVRY Oyj	398	7,108
Valmet Oyj	341	7,996
		48,510

The accompanying notes are an integral part of these financial statements.

SPARKLINE INTERNATIONAL INTANGIBLE VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2024 (Unaudited)

COMMON STOCKS - 99.6% (CONTINUED)	Shares	Value
France - 13.5%
Airbus SE	326	$50,834
Alstom SA (a)	806	18,134
Arkema SA	165	13,077
Capgemini SE	122	19,583
Cie de Saint-Gobain SA	140	12,774
Criteo SA - ADR (a)	191	7,789
EssilorLuxottica SA	183	44,440
Forvia SE	660	5,605
L'Oreal SA	166	57,652
Orange SA	2,380	25,364
Renault SA	451	19,316
Sanofi SA	614	59,752
Thales SA	143	21,383
Ubisoft Entertainment SA (a)	539	7,094
Valeo SE	902	7,483
		370,280

Germany - 19.4%
adidas AG	118	27,820
BASF SE	766	34,338
Bayer AG	1,079	22,107
Bayerische Motoren Werke AG	501	37,071
Continental AG	319	20,914
Covestro AG (a)(b)	308	18,786
Evonik Industries AG	836	15,341
Fresenius Medical Care AG	341	14,990
HelloFresh SE (a)	656	8,014
Hugo BossAG	148	5,016
Kion Group AG	341	12,169
Lanxess AG	330	8,251
Mercedes-Benz Group AG	682	38,168
Puma SE	308	14,419
SAP SE	356	84,608
Siemens AG	354	68,518
Siemens Energy AG (a)	760	40,975
Siemens Healthineers AG (b)	612	33,190
thyssenkrupp AG	2,323	9,505
Wacker Chemie AG	92	6,879
Zalando SE (a)(b)	344	10,695
		531,774

Ireland - 0.7%
TE Connectivity PLC	124	18,739

The accompanying notes are an integral part of these financial statements.

SPARKLINE INTERNATIONAL INTANGIBLE VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2024 (Unaudited)

COMMON STOCKS - 99.6% (CONTINUED)	Shares	Value
Israel - 0.9%
Nice Ltd. (a)	110	$19,792
SolarEdge Technologies, Inc. (a)	264	4,171
		23,963

Italy - 0.8%
Leonardo SpA	802	21,586

Japan - 18.0%
Anritsu Corp.	561	4,306
Bridgestone Corp.	770	27,529
Brother Industries Ltd.	473	8,330
Eisai Co. Ltd.	319	9,957
Fujifilm Holdings Corp.	1,244	28,054
Fujitsu Ltd.	1,883	36,070
Hitachi Ltd.	2,618	65,636
Honda Motor Co. Ltd.	3,620	31,248
Horiba Ltd.	110	6,285
Konica Minolta, Inc.	1,988	8,685
Mazda Motor Corp.	1,177	7,609
Mitsui Chemicals, Inc.	396	9,182
Nikon Corp.	792	9,356
Nissan Motor Co. Ltd.	5,737	13,762
NTN Corp.	2,409	3,787
Panasonic Holdings Corp.	2,739	26,829
Sharp Corp. (a)	1,331	8,547
Sony Group Corp.	3,300	66,324
Sumitomo Electric Industries Ltd.	935	18,036
Takeda Pharmaceutical Co. Ltd.	1,276	34,822
Toyota Motor Corp.	3,984	67,942
		492,296

Netherlands - 4.1%
Akzo Nobel NV	242	14,142
Arcadis NV	143	9,437
Koninklijke Philips NV (a)	1,032	28,126
NXP Semiconductors NV	173	39,681
Randstad NV	275	12,092
Signify NV (b)	402	8,997
		112,475

The accompanying notes are an integral part of these financial statements.

SPARKLINE INTERNATIONAL INTANGIBLE VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2024 (Unaudited)

COMMON STOCKS - 99.6% (CONTINUED)	Shares	Value
Norway - 0.4%
Yara International ASA	407	$11,450

Spain - 0.6%
Grifols SA (a)	979	8,914
Indra Sistemas SA	391	6,884
		15,798

Sweden - 5.4%
Autoliv, Inc.	121	11,994
Elekta AB - Class B	1,111	6,631
H & M Hennes & Mauritz AB - Class B	1,485	20,610
Husqvarna AB - Class B	1,309	7,584
Saab AB	814	17,840
Securitas AB - Class B	1,056	13,367
Telefonaktiebolaget LM Ericsson - Class B	3,598	29,278
Volvo AB - Class B	1,610	40,124
		147,428

Switzerland - 7.8%
Adecco Group AG	396	10,563
Logitech International SA	188	15,258
Novartis AG	759	80,359
Roche Holding AG	286	82,948
STMicroelectronics NV	945	24,237
		213,365

United Kingdom - 14.9%
Amcor PLC	1,849	19,673
AstraZeneca PLC	479	64,680
Barclays PLC	9,864	33,111
BT Group PLC	9,718	19,698
Burberry Group PLC	749	8,560
Capri Holdings Ltd. (a)	403	9,434
Clarivate PLC (a)	1,474	8,446
Endava PLC - ADR (a)	323	9,144
Future PLC	353	4,049
GSK PLC	2,645	44,931
Johnson Matthey PLC	440	7,609
Marks & Spencer Group PLC	3,003	14,624
Pearson PLC	913	14,324
Serco Group PLC	3,102	6,185
Shell PLC	1,967	63,361
The accompanying notes are an integral part of these financial statements.

SPARKLINE INTERNATIONAL INTANGIBLE VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2024 (Unaudited)

COMMON STOCKS - 99.6% (CONTINUED)	Shares	Value
United Kingdom - 14.9% (Continued)
Smith & Nephew PLC	1,346	$17,076
Standard Chartered PLC	2,288	28,310
Vodafone Group PLC	21,199	19,120
WPP PLC	1,460	15,962
		408,297
TOTAL COMMON STOCKS (Cost $2,774,916)		2,729,449

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
First American Government Obligations Fund - Class X, 4.56% (c)	5,915	5,915
TOTAL SHORT-TERM INVESTMENTS (Cost $5,915)		5,915

TOTAL INVESTMENTS - 99.8% (Cost $2,780,831)		$2,735,364
Other Assets in Excess of Liabilities - 0.2%		4,641
TOTAL NET ASSETS - 100.0%		$2,740,005

Percentages are stated as a percent of net assets.

AB – Aktiebolag
ADR - American Depositary Receipt
AG - Aktiengesellschaft
AS - Aksjeselskap
ASA - Advanced Subscription Agreement
NV - Naamloze Vennootschap
OYJ - Julkinen Asakeyhtio
PLC - Public Limited Company
SA - Sociedad Anónima
SE - Societas Europeae
SpA - Societa per Azioni

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of November 30, 2024, the value of these securities total $71,668 or 2.6% of the Fund’s net assets.

(c)	The rate shown represents the 7-day annualized effective yield as of November 30, 2024.

(b) Not applicable
The accompanying notes are an integral part of these financial statements.

SPARKLINE CAPITAL ETFs
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment
Companies.

STATEMENTS OF ASSETS AND LIABILITIES
November 30, 2024 (Unaudited)

	Sparkline Intangible Value ETF	Sparkline International Intangible Value ETF
Assets:
Investments in securities, at value (See Note 2)	$37,723,307	$2,735,364
Dividends and interest receivable	57,189	5,798
Foreign currencies, at value	—	73
Total assets	37,780,496	2,741,235

Liabilities:
Accrued investment advisory fees (See Note 3)	15,223	1,230
Total liabilities	15,223	1,230
Net Assets	$37,765,273	$2,740,005

Net Assets Consist of:
Paid-in capital	$29,569,599	$2,767,480
Total distributable earnings (accumulated deficit)	8,195,674	(27,475)
Net Assets:	$37,765,273	$2,740,005

Calculation of Net Asset Value Per Share:
Net Assets	$37,765,273	$2,740,005
Shares Outstanding (unlimited shares of beneficial interest authorized, no par value)	1,170,000	110,000
Net Asset Value per Share	$32.28	$24.91

Cost of Investments in Securities	$31,058,632	$2,780,831
Cost of Foreign Currency	$—	$72

The accompanying notes are an integral part of these financial statements.

1

SPARKLINE CAPITAL ETFs

STATEMENTS OF OPERATIONS
For the Period Ended November 30, 2024 (Unaudited)

	Sparkline Intangible Value ETF	Sparkline International Intangible Value ETF(1)
Investment Income:
Dividend income (net of foreign withholding tax of $ — & $1,322, respectively)	$297,656	$9,751
Interest income	3,133	50
Securities lending income, net (See Note 4)	25	—
Total investment income	300,814	9,801

Expenses:
Investment advisory fees (See Note 3)	91,829	3,130
Net expenses	91,829	3,130

Net Investment Income (Loss)	208,985	6,671

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency:
Net realized gain (loss) on:
Investments	1,973,129	11,192
Foreign currency	—	127
	1,973,129	11,319
Net change in unrealized appreciation (depreciation) on:
Investments	3,169,540	(45,566)
Foreign currency	—	1
	3,169,540	(45,465)
Net realized and unrealized gain (loss) on investments and foreign currency:	5,142,669	(34,146)
Net Increase (Decrease) in Net Assets Resulting from Operations	$5,351,654	$(27,475)

 (1) The Fund commenced operations on September 9, 2024.
The accompanying notes are an integral part of these financial statements.

2

SPARKLINE CAPITAL ETFs
STATEMENTS OF CHANGES IN NET ASSETS

	Sparkline Intangible Value ETF		Sparkline Intangible Value ETF(1)
	For the Period Ended November, 2024 (Unaudited)	For the Year Ended May 31, 2024	For the Period Ended November, 2024 (Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$208,985	$396,171	$6,671
Net realized gain (loss) on investments and foreign currency	1,973,129	2,763,347	11,319
Net change in unrealized appreciation (depreciation) on investments and foreign currency	3,169,540	3,023,978	(45,465)
Net increase (decrease) in net assets resulting from operations	5,351,654	6,183,496	(27,475)

Distributions to Shareholders:
Distributable earnings	(214,398)	(364,549)	—
Total distributions to shareholders	(214,398)	(364,549)	—

Capital Share Transactions:
Proceeds from shares sold	5,454,183	18,176,585	2,767,480
Payments for shares redeemed	(8,320,084)	(11,013,272)	—
Net increase (decrease) in net assets derived from net change in capital share transactions	(2,865,901)	7,163,313	2,767,480
Net Increase (Decrease) in Net Assets	2,271,355	12,982,260	2,740,005

Net Assets:
Beginning of period	35,493,918	22,511,658	—
End of period	$37,765,273	$35,493,918	$2,740,005

Changes in Shares Outstanding:
Shares outstanding, beginning of period	1,270,000	990,000	—
Shares sold	190,000	700,000	110,000
Shares repurchased	(290,000)	(420,000)	—
Shares outstanding, end of period	1,170,000	1,270,000	110,000

(1) The Fund commenced operations on September 9, 2024.

The accompanying notes are an integral part of these financial statements.

3

SPARKLINE CAPITAL ETFs

FINANCIAL HIGHLIGHTS

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (000's)	Net Expenses(3)(4)	Net Investment Income (Loss)(3)	Portfolio Turnover Rate(5)
Sparkline Intangible Value ETF
For the Period Ended November 30, 2024 (Unaudited)	$27.95	0.17	4.34	4.51	(0.18)	(0.18)	$32.28	16.19%	$37,765	0.50%	1.14%	13%
For the Year Ended May 31, 2024	$22.74	0.33	5.18	5.51	(0.30)	(0.30)	$27.95	24.37%	$35,494	0.50%	1.30%	35%
For the Year Ended May 31, 2023	$22.51	0.28	0.12	0.40	(0.17)	(0.17)	$22.74	1.85%	$22,512	0.50%	1.28%	56%
For the Period Ended June 28, 2021(6) to May 31, 2022	$25.00	0.21	(2.58)	(2.37)	(0.12)	(0.12)	$22.51	-9.55%	$4,277	0.50%	0.93%	49%

Sparkline International Intangible Value ETF
For the Period Ended September 9, 2024(6) to November 30, 2024 (Unaudited)	$24.91	0.07	(0.07)	-	-	-	$24.91	0.00%	$2,740	0.55%	1.17%	8%

(1) Net investment income per share represents net investment income divided by the daily average shares of beneficial interest outstanding throughout the period.
(2) All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes. Total return for a period of less than one year is not annualized.
(3) For periods of less than one year, these ratios are annualized.
(4) Net expenses include effects of any reimbursement or recoupment.
(5) Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes the impact of in-kind transactions.
(6) Commencement of operations.

The accompanying notes are an integral part of these financial statements.

4

SPARKLINE CAPITAL ETFs

NOTES TO THE FINANCIAL STATEMENTS
November 30, 2024 (Unaudited)

NOTE 1 – ORGANIZATION

Sparkline Intangible Value ETF (“ITAN”) and Sparkline International Intangible Value ETF (“DTAN”) (individually, a “Fund”, or collectively, the “Funds”) are each a series of the EA Series Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). Each Fund is considered diversified under the 1940 Act. Each Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services-Investment Companies.

Ticker	Commencement of Operations	Creation Unit Size	Listing Exchange
ITAN	June 28, 2021	10,000	NYSE Arca, Inc.
DTAN	September 9, 2024	10,000	NYSE Arca, Inc.

Market prices for the shares may be different from their net asset value (“NAV”). Each Fund issues and redeems shares on a continuous basis at NAV only in blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is a participant of a clearing agency registered with the SEC, which has a written agreement with the Trust or one of its service providers that allows the authorized participant to place orders for the purchase and redemption of creation units. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Authorized Participants may be required to pay a transaction fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. Certain transactions consisting all or partially of cash may also be subject to a variable charge, which is payable to the relevant Fund, of up to 2.00% of the value of the order in addition to the transaction fee. A Fund may determine to waive the variable charge on certain orders when such waiver is determined to be in the best interests of Fund shareholders. Transaction fees received by a Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.
The end of the reporting period for each Fund is November 30, 2024, and the period covered by these Notes to Financial Statements is from June 1, 2024 to November 30, 2024 for ITAN and September 9, 2024 to November 30, 2024 for DTAN (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset

5

SPARKLINE CAPITAL ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
November 30, 2024 (Unaudited)

value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Fair values for long-term debt securities, including asset-backed securities (“ABS”), collateralized loan obligations (“CLO”), collateralized mortgage obligations (“CMO”), corporate obligations, whole loans, and mortgage-backed securities (“MBS”) are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, MBS and ABS may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Reverse repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC dba EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of each Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Funds may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of current fiscal period, the Funds did not hold any securities that required fair valuation due to unobservable inputs.

As described above, the Funds may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

6

SPARKLINE CAPITAL ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
November 30, 2024 (Unaudited)

The following is a summary of the fair value classification of the Funds’ investments as of current fiscal period:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
ITAN
Assets
Common Stocks	$37,648,553	$—	$—	$37,648,553
Money Market Funds	74,754	—	—	74,754
Total Investments in Securities	$37,723,307	$—	$—	$37,723,307

DTAN
Assets
Common Stocks	$2,729,449	$—	$—	$2,729,449
Money Market Funds	5,915	—	—	5,915
Total Investments in Securities	$2,735,364	$—	$—	$2,735,364

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the current fiscal period, the Funds did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

B.Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts using the spot rate of exchange at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. That portion of gains (losses) attributable to the changes in market prices and the portion of gains (losses) attributable to changes in foreign exchange rates are included on the “Statement of Operations” under “Net realized gain (loss) – Foreign currency.”

Each Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal year-end, resulting from changes in exchange rates.

C.Federal Income Taxes. The Funds’ policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Each Fund plans to file U.S. Federal and various state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal

7

SPARKLINE CAPITAL ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
November 30, 2024 (Unaudited)

income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.

D.Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

Distributions received from a Funds’ investments in REITs and MLPs may be characterized as ordinary income, net capital gain, or return of capital. The proper characterization of such distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of their income and distributions for financial statement purposes. Such estimates are based on historical information available from each MLP and other industry sources. The actual character of distributions to each Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of such investments, a portion of the distributions received by each Fund’s shareholders may represent a return of capital.

Distributions to shareholders from net investment income for each Fund are declared and paid on a quarterly basis and distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date. Each Fund may distribute more frequently, if necessary, for tax purposes.

E.Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

F.Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for each Fund is equal to the Fund’s net asset value per share.

G.Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. As of the date of this Report, no claim has been made for indemnification pursuant to any such agreement of the Funds.

H.Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. In addition, the Funds realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from distributable earnings to paid-in capital. For the fiscal year ended May 31, 2024, the following table shows the reclassifications made in ITAN.

	Distributable Earnings	Paid-in Capital
ITAN	$(2,736,168)	$2,736,168

DTAN commenced operations on September 9, 2024; therefore, no reclassifications have been made yet.

8

SPARKLINE CAPITAL ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
November 30, 2024 (Unaudited)

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

Empowered Funds, LLC dba EA Advisers (the “Adviser”) serves as the investment adviser to the Funds. Pursuant to investment advisory agreements (the “Advisory Agreements”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreements, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Funds except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses. The table below represents the annual rate based on average daily net assets that each Fund pays the Adviser monthly:

ITAN	0.50%
DTAN	0.55%

Sparkline Capital LP (the “Sub-Adviser”) serves as a non-discretionary investment sub-adviser to the Funds. Pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”) among the Trust, the Adviser and the Sub-Adviser, the Sub-Adviser is responsible for determining the investment exposures for the Funds, subject to the overall supervision and oversight of the Adviser and the Board.

At a Board meeting held September 5-6, 2024, the Board of Trustees of the Trust (the “Trustees”), including each Trustee who is not an “interested person” of the Trust, as defined in the 1940 Act, approved the Advisory and Sub-Advisory Agreements for DTAN.

U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Fund’s Custodian.

The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Fund.

NOTE 4 – SECURITIES LENDING

Each Fund may lend up to 33 1/3% of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Funds receive compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss on the value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

9

SPARKLINE CAPITAL ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
November 30, 2024 (Unaudited)

The securities lending agreement provides that, in the event of a borrower’s material default, the Securities Lending Agent shall take all actions the Securities Lending Agent deems appropriate to liquidate the collateral, purchase replacement securities at the Securities Lending Agent’s expense, or pay the Fund an amount equal to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the securities lending agreement between the Fund and the Securities Lending Agent.

During the current fiscal period, only ITAN had loaned securities and received cash collateral for the loans. The cash collateral was invested by the Securities Lending Agent in accordance with the Trust approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. Each Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent.

As of the end of the current fiscal period, there were no securities on loan for the Funds.

The interest income earned by ITAN on the investment of cash collateral received from borrowers for the securities loaned to them (“Securities Lending Income, Net") is reflected in the Fund’s Statement of Operations. Net securities lending income earned on collateral investments and recognized by the Fund during the current fiscal period was $25 for ITAN.

Due to the absence of a master netting agreement related to the Funds’ participation in securities lending, no additional offsetting disclosures have been made on behalf of the Funds for the total borrowings listed above.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the current fiscal period, purchases and sales of securities for the Funds, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
ITAN	$7,687,706	$4,921,806
DTAN	161,167	160,361

For the current fiscal period, in-kind transactions associated with creations and redemptions were as follows:

	Purchases	Sales
ITAN	$2,446,752	$8,027,008
DTAN	2,762,411	—

For the current fiscal period, short-term and long-term gains on in-kind transactions were as follows:

	Short-Term	Long-Term
ITAN	$464,465	$1,813,926
DTAN	—	—

There were no purchases or sales of U.S. Government securities during the current fiscal period.

10

SPARKLINE CAPITAL ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
November 30, 2024 (Unaudited)

NOTE 6 – TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes at May 31, 2024, for ITAN were as follows:

Tax cost of Investments	$32,381,483
Gross tax unrealized appreciation	5,137,475
Gross tax unrealized depreciation	(2,072,801)
Net tax unrealized appreciation (depreciation)	$3,064,674
Undistributed ordinary income	80,109
Undistributed long-term gain	—
Total distributable earnings	80,109
Other accumulated gain (loss)	(86,366)
Total accumulated gain (loss)	$3,058,417

Under tax law, certain capital and foreign currency losses realized after October 31st and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

For the fiscal year ended May 31, 2024, ITAN did not defer any post-October capital or late-year losses.

At May 31, 2024, ITAN had the following capital loss carryforwards that do not expire:

Unlimited Short-Term	Unlimited Long-Term
$(86,366)	$—

As of May 31, 2024, DTAN had not yet commenced operations.

NOTE 7 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by each Fund during the current fiscal period and fiscal year ended May 31, 2024, were as follows:

	Fiscal Period Ended November 30, 2024	Fiscal Year Ended May 31, 2024
	Ordinary Income
ITAN	$214,398	$364,549
DTAN	$—	N/A

NOTE 8 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no transactions that occurred during the period subsequent to the current fiscal period that materially impacted the amounts or disclosures in the Funds’ financial statements.

11

SPARKLINE CAPITAL ETFs
FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal year ended May 31, 2024, certain dividends paid by a Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income for ITAN was 100.00%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended May 31, 2024, for ITAN was 100.00%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under the Internal Revenue Section 871(k)(2)(C) for ITAN was 0.00%.

As of May 31, 2024, DTAN had not yet commenced operations.

12

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment
Companies.

There were no matters concerning changes in and disagreements with Accountants on accounting and financial disclosures required by Item 304 of Regulation S-K.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted during the period covered by the report to a vote of shareholders.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management
Investment Companies

Not applicable. The Independent Trustees are paid by the Adviser out of the advisory fee. See Note 4 to the Financial Statements under Item 7.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts.
The Board (the members of which are referred to as “Trustees”) of the EA Series Trust (the “Trust”) met in-person on September 5-6, 2024 to consider the approval of the Advisory Agreement between the Trust, on behalf of the Sparkline International Intangible Value ETF (the “Fund”), and Empowered Funds, LLC dba EA Advisers (the “Adviser”), as well as to consider the approval of the Sub-Advisory Agreement between the Adviser and Sparkline Capital LP (the “Sub-Adviser”), each for an initial two-year term. In accordance with Section 15(c) of the 1940 Act, the Board requested, reviewed and considered materials furnished by the Adviser and Sub-Adviser relevant to the Board’s consideration of whether to approve the Advisory Agreement and Sub-Advisory Agreement. In connection with considering the approval of both the Advisory Agreement and Sub-Advisory Agreement, the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), met in executive session with counsel to the Trust, who provided assistance and advice. In reaching the decision to approve both the Advisory Agreement and Sub-Advisory Agreement, the Board considered and reviewed information provided by the Adviser and Sub-Adviser, including among other things information about their respective personnel, operations, financial condition, and compliance and risk management. The Board discussed the Sub-Adviser’s ability to manage three additional funds, noting that the Sub-Adviser confirmed that due to the similarities of the investment selection process for the Fund, this addition will not overextend the firm’s resources. The Board also reviewed the proposed Advisory Agreement and Sub-Advisory Agreement. During its review and consideration, the Board focused on and reviewed the factors it deemed relevant, including:
Nature, Quality, and Extent of Services. The Board was presented with and considered information concerning the nature, quality, and extent of the overall services expected to be provided by the Adviser to the Fund. In this connection, the Board considered the responsibilities of the Adviser, recognizing that the Adviser had invested significant time and effort in structuring the Trust and the Fund, and arranging service providers for the Fund. In addition, the Board considered that the Adviser is responsible for providing investment advisory oversight services to the Fund, executing all Fund transactions, monitoring compliance with the Fund’s objectives, policies and restrictions, and carrying out directives of the Board. The Board also considered the services expected to be provided by the Adviser in the oversight of the Trust’s administrator, transfer agent and custodian. In addition, the Board evaluated the integrity of each of the Adviser’s and the Sub-Adviser’s personnel, the experience of the portfolio manager in managing assets and the adequacy of each of the Adviser’s and the Sub-Adviser’s resources to perform the services provided under the Advisory Agreement and Sub-Advisory Agreement. The Board also considered the Adviser’s ongoing oversight responsibilities vis-à-vis the Sub-Adviser.
Performance. Performance information was not available for the Fund as it had not yet commenced investment operations.
Comparative Fees and Expenses. In considering the advisory fees and sub-advisory fees, the Board reviewed and considered the fees in light of the nature, quality and extent of the services expected to be provided by the Adviser and the Sub-Adviser, respectively. With respect to the advisory fees and expense ratio for the Fund, the Board also considered the fees and expense ratio versus the fees and expenses charged to other comparable ETFs. The Board also considered the allocation of fees between the Adviser and the Sub-Adviser.
The Board compared the Fund’s gross total expense ratio, net total expense ratio, and management fee to those of its respective peer group, as shown in the third-party report.

Sparkline International Intangible Value ETF (DTAN) – The Fund’s gross total expense ratio (0.55%) was slightly higher than the peer group average (0.52%); the Fund’s net total expense ratio (0.55%) was higher than the peer group average (0.39%); and the Fund’s management fee (0.55%) was higher than the peer group average (0.36%).
The Board considered that the Fund’s fee arrangement in which the Adviser is responsible for paying most of the Fund’s operating expenses out of its resources, noting that comparisons with the Fund’s overall expense ratio may be more relevant than comparisons to management fees only. They stated that such a comparison demonstrates the Fund’s overall cost structure is within the range of expense ratios of its respective peers.
The Board considered, among other information, the data provided in a third-party report comparing the Fund’s proposed fees to those of other ETFs that the third-party deemed to be comparable to the Fund. Fee information was provided in quartiles, ranging from quartile one (the least expensive) to quartile four (the most expensive). This data included a comparison of the Fund’s anticipated expense ratio against its respective peers. The Fund’s total expense ratio (for both gross and net) and management fee were in the following quartiles:

Fund	Total Expense Ratio	Net Expense Ratio	Management Fee Only
DTAN	Quartile 4	Quartile 4	Quartile 4
With respect to the sub-advisory fee, the Board noted that it was payable solely out of the unitary management fee payable to the Adviser. The Board considered the representations from the Adviser and the Sub-Adviser that neither firm manages any other accounts that follow a similar strategy as the Fund. The Board was agreeable to the fee levels.
Costs and Profitability. The Board further considered information regarding the potential profits, if any, that may be realized by each of the Adviser and the Sub-Adviser in connection with providing their respective services to the Fund. The Board reviewed estimated profit and loss information provided by each of the Adviser and the Sub-Adviser with respect to the Fund and estimated data regarding the proposed advisory and sub-advisory fees. The Board also reviewed the costs associated with the personnel, systems and equipment necessary to manage the Fund and to meet the regulatory and compliance requirements adopted by the SEC and other regulatory bodies. The Board also considered other expenses of the Fund that the Adviser would pay in accordance with the Advisory Agreement. The Board took into consideration that, pursuant to the Advisory Agreement, the Adviser agreed to pay all expenses incurred by the Fund except for the fees paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), the fees and expenses associated with the Fund’s securities lending program, litigation expenses and other non-routine or extraordinary expenses. The Board also considered the respective financial obligations of the Adviser, as well as the Sub-Adviser, who serves as the sponsor of the Fund. The Board also considered the Fund’s projected asset totals over the first year of operations, noting that based on the projected asset totals the Adviser and Sub-Adviser will not be profitable as it relates to their respective advisory fee arrangements. The Board discussed the financial condition of the Sub-Adviser, noting that the Sub-Adviser has sufficient capital to maintain its commitment to the Fund.
Other Benefits. The Board further considered the extent to which the Adviser or the Sub-Adviser might derive ancillary benefits from the Fund’s operations. For example, the Adviser may engage in soft dollar transactions in the future, although it did not currently plan to do so. In addition, the Adviser may benefit from continued growth in the Trust by potentially negotiating better fee arrangements with key vendors serving the Fund and other series in the Trust.
Economies of Scale. The Board also considered whether economies of scale would be realized by the Fund as the Fund’s assets grow larger, including the extent to which this is reflected in the level of fees to be charged. The Board also noted that the proposed advisory and sub-advisory fees do not include breakpoints but concluded that it was premature to meaningfully evaluate potential economies of scale given that the Fund is new.
Conclusion. No single factor was determinative of the Board’s decision to approve the Advisory Agreement and Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Advisory Agreement and Sub-Advisory Agreement, including the compensation payable under each Agreement, were fair and reasonable to the Fund. The Board, including the Independent Trustees, unanimously determined that the approval of each of the Advisory Agreement and the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.
(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EA Series Trust

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	February 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	February 5, 2025

By (Signature and Title)	/s/ Sean R. Hegarty, CPA
Sean R. Hegarty, CPA, Treasurer (principal financial officer)

Date:	February 5, 2025